S000036204 [Member] Expense Example - S000036204 [Member] - C000179754 [Member]	Mar. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 74
Expense Example, with Redemption, 3 Years	314
Expense Example, with Redemption, 5 Years	574
Expense Example, with Redemption, 10 Years	$ 1,317